Schedule of Net Loss Basic and Diluted Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net (loss) income	$ (738,555)	$ (375,307)	$ (978,445)	$ 1,320,324
Remeasurement of common stock subject to redemption	(5,714)	(455,764)	(1,768,457)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value	(744,269)	(831,071)	(2,746,902)	(2,275,339)
Remeasurement of common stock subject to redemption	(5,714)	(455,764)	(1,768,457)	(3,595,663)
Redeemable Common Stock [Member]
Allocation of net income (loss), as adjusted	(55,485)	(354,499)	(1,134,852)	(1,423,357)
Remeasurement of common stock subject to redemption	$ 5,714	$ 455,764	$ 1,768,457	$ 3,595,663
Basic weighted average shares outstanding	277,511	2,562,567	2,425,214	5,755,364
Diluted weighted average shares outstanding	277,511	2,562,567	2,425,214	5,755,364
Basic net income (loss) per share of common stock	$ (0.18)	$ 0.04	$ 0.26	$ 0.38
Diluted net income (loss) per share of common stock	$ (0.18)	$ 0.04	$ 0.26	$ 0.38
Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted	$ (49,771)	$ 101,265	$ 633,605	$ 2,172,306
Non Redeemable Common Stock [Member]
Allocation of net income (loss), as adjusted	(688,784)	(476,572)	(1,612,050)	(851,982)
Remeasurement of common stock subject to redemption
Basic weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding	3,445,000	3,445,000	3,445,000	3,445,000
Basic net income (loss) per share of common stock	$ (0.20)	$ (0.14)	$ (0.47)	$ (0.25)
Diluted net income (loss) per share of common stock	$ (0.20)	$ (0.14)	$ (0.47)	$ (0.25)
Non Redeemable Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Allocation of net income (loss), as adjusted	$ (688,784)	$ (476,572)	$ (1,612,050)	$ (851,982)